Statement of Net Assets Available for Benefits - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Total Investments	$ 230,031,253	$ 159,032,316
Receivables
Employer contributions	1,312,976	1,219,316
Notes receivable from participants	3,103,722	2,655,320
Total Receivables	4,416,698	3,874,636
Net Assets Available for Benefits	234,447,951	162,906,952
Money market fund [Member]
Assets
Total Investments	6,293,444	7,015,895
Mutual funds [Member]
Assets
Total Investments	162,855,854	132,266,455
Common stock [Member]
Assets
Total Investments	$ 60,881,955	$ 19,749,966